Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2013
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$70,368	$41,129	$200,699	$110,891
Rest of Europe	80,417	80,466	250,275	253,740
U.S.	152,426	129,564	427,359	351,548
Rest of World	36,599	34,343	112,485	98,663
Total	$339,810	$285,502	$990,818	$814,842
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$20,105	$(435)	$44,948	$(7,036)
Rest of Europe	(294)	5,261	7,023	21,683
U.S.	11,135	13,956	24,412	22,225
Rest of World	2,215	2,097	6,073	6,743
Total	$33,161	$20,879	$82,456	$43,615

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$20,105	$(435)	$46,002	$(4,961)
Rest of Europe	(294)	5,261	10,461	22,229
U.S.	11,135	13,956	28,504	24,875
Rest of World	2,215	2,097	6,522	7,108
Total	$33,161	$20,879	$91,489	$49,251

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$105,422	$110,369
Rest of Europe	15,134	16,115
U.S.	34,311	32,400
Rest of World	7,955	9,489
Total	$162,822	$168,373

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$4,966	$4,380	$14,791	$13,381
Rest of Europe	1,580	1,691	5,002	5,430
U.S.	4,126	3,631	11,831	10,568
Rest of World	903	899	2,927	2,854
Total	$11,575	$10,601	$34,551	$32,233

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$521,287	$476,159
Rest of Europe	314,829	236,305
U.S.	473,510	437,756
Rest of World	52,442	51,888
Total	$1,362,068	$1,202,108